Lease	12 Months Ended
Dec. 31, 2023
Lease
Lease

13Lease

(a)	Amounts recognised in the consolidated balance sheets:

Right-of-use assets are classified as property, plant and equipment (Note 12).

	As at	As at	As at
	31 December	31 December	31 December
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Lease liabilities
Current	28,278	27,352	35,465
Non-current	105,754	99,304	84,236
	134,032	126,656	119,701

(b)	Amounts recognised in the consolidated statements of comprehensive income:

	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Interest expense (included in finance costs) (Note 8)	12,844	8,681	5,858
Expense relating to short-term leases (included in cost of goods sold and administrative expenses)	15,836	12,822	9,374

The total cash outflows for leases in 2023 was approximately RMB36,698,000 (2022: RMB31,263,000).